UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2009

Item 1. Reports to Stockholders

Fidelity®
Inflation-Protected Bond
Fund

Annual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2009	Past 1 year	Past 5 years	Life of class A
Inflation-Protected Bond	-2.27%	3.91%	5.10%

A From June 26, 2002.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Inflation-Protected Bond, a class of the fund, on June 26, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Investment-grade bonds staged a strong second-half comeback during the 12 months ending April 30, 2009. Although investment-grade bonds had performed much better than U.S. equities during the first half of the period, their results, too, were somewhat stunted by investors' mounting concerns about extreme tightness in the credit markets and the likely onrush of an economic recession, which sent skittish bond investors  in search of safer havens. Thus, securities explicitly or implicitly backed by the U.S. government far outperformed those further out on the risk spectrum during the first part of the one-year period. The fixed-income markets improved markedly as the period progressed, however, with gathering signs of stability leading investors to venture back into other segments of the bond universe. The Barclays Capital U.S. Aggregate Bond Index - a broad measure of investment-grade debt - gained 3.84% for the 12-month period, while government debt, as gauged by the Barclays Capital U.S. Treasury Bond Index, was up 7.36%, and government agency bonds, represented by the Barclays Capital U.S. Agency Bond Index, rose 6.47%. At the opposite end of the risk spectrum, high-quality corporate debt - as measured by the Barclays Capital U.S. Credit Bond Index - returned -3.15%, while in the asset-backed securities (ABS) realm, the Barclays Capital U.S. Fixed-Rate ABS Index returned -2.14%.

Comments from William Irving, Portfolio Manager of Fidelity® Inflation-Protected Bond Fund: For the year, the fund's Retail Class shares returned -2.27% and the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) returned -1.79%. Despite pockets of strength in the second half of the period, TIPS were under significant pressure due to the lack of inflation worries and investors' decided preference for plain-vanilla Treasury bonds, which are viewed as some of the safest and most liquid investments in the world. For the most part, the fund's absolute return was driven by its holdings in TIPS, which made up virtually all of the fund's investments throughout the period. The fund's relative performance was helped by good security selection among TIPS, with its slight overweighting in longer-maturity issues proving beneficial. Detracting very modestly from the fund's performance versus the index were its small holdings in non-TIPS - particularly collateralized mortgage obligations and asset-backed securities - because they lagged the Barclays Capital index. I held these investments because I felt they offered attractive value.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	.75%
Actual		$ 1,000.00	$ 1,085.60	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Class T	.75%
Actual		$ 1,000.00	$ 1,086.50	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Class B	1.40%
Actual		$ 1,000.00	$ 1,083.40	$ 7.23
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Class C	1.50%
Actual		$ 1,000.00	$ 1,082.30	$ 7.74
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Inflation-Protected Bond	.45%
Actual		$ 1,000.00	$ 1,087.90	$ 2.33
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,088.10	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of April 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	4.8	4.3
1 - 1.99%	24.1	23.6
2 - 2.99%	51.3	49.4
3 - 3.99%	18.1	18.4
4% and over	0.1	3.6
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected bonds tend to be lower than their nominal bond counterparts since inflation-protected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of April 30, 2009
6 months ago
Years	9.0	8.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of April 30, 2009
6 months ago
Years	6.0	6.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2009*		As of October 31, 2008 **
	U.S. Government and U.S. Government Agency Obligations 99.0%		U.S. Government and U.S. Government Agency Obligations 96.1%
	Asset-Backed Securities 0.3%		Asset-Backed Securities 1.3%
	CMOs and Other Mortgage Related Securities 0.1%		CMOs and Other Mortgage Related Securities 1.6%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 1.0%
* Futures and Swaps	0.0%	** Futures and Swaps	2.5%
* Inflation Protected	99.0%	** Inflation Protected	97.5%

Annual Report

Investments April 30, 2009

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.0%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	$ 87,215,749	$ 78,589,916
2% 1/15/26	57,187,755	53,452,562
2.375% 1/15/25	87,881,382	87,112,099
2.5% 1/15/29	41,601,536	42,427,130
3.375% 4/15/32	1,195	1,430
3.625% 4/15/28	116,021,634	134,159,332
3.875% 4/15/29	104,792,660	126,112,232
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	30,910,481	30,350,129
0.875% 4/15/10	70,929,353	70,430,715
1.25% 4/15/14	60,148,800	60,262,500
1.375% 7/15/18	34,603,972	33,787,630
1.625% 1/15/15	84,998,385	84,547,119
1.625% 1/15/18	95,788,255	95,281,070
1.875% 7/15/13	123,080,167	125,522,400
1.875% 7/15/15	56,717,960	57,294,120
2% 4/15/12	114,657,996	117,434,663
2% 1/15/14	109,348,827	111,605,982
2% 7/15/14	103,502,613	105,732,463
2% 1/15/16	87,117,795	88,614,934
2.125% 1/15/19	78,894,694	82,445,083
2.375% 4/15/11	60,904,782	62,208,394
2.375% 1/15/17	89,001,738	93,174,075
2.375% 1/15/27	104,571,782	103,444,785
2.5% 7/15/16	83,517,930	88,125,273
2.625% 7/15/17	98,271,424	105,223,355
3% 7/15/12	70,603,505	74,475,452
3.375% 1/15/12	10,394,934	11,018,648
3.5% 1/15/11	54,854,100	56,928,384
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $2,210,432,154)		2,179,761,875
Asset-Backed Securities - 0.3%

Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R10 Class M1, 1.1375% 11/25/34 (c)	1,375,000	618,020
Countrywide Asset-Backed Certificates Trust Series 2007-11 Class 2A1, 0.4975% 6/25/47 (c)	2,573,622	2,265,759
Fremont Home Loan Trust Series 2006-A Class 2A2, 0.5375% 5/25/36 (c)	682,915	654,674
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust Series 2003-8 Class M1, 1.5175% 4/25/34 (c)	$ 953,660	$ 381,870
Morgan Stanley Home Equity Loans Trust Series 2006-3 Class A2, 0.5475% 4/25/36 (c)	731,099	713,969
Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 1.6875% 5/25/35 (c)	569,000	20,777
Residential Asset Securities Corp. Series 2005-AHL1 Class A2, 0.7075% 7/25/35 (c)	2,821,613	2,328,647
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 2.0375% 8/25/34 (c)	242,453	170,226
TOTAL ASSET-BACKED SECURITIES (Cost $9,225,514)		7,153,942
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 5.2881% 11/25/33 (c)	455,603	360,346
Series 2004-D Class 2A1, 3.6149% 5/25/34 (c)	178,586	134,727
Series 2005-H Class 1A1, 5.3265% 9/25/35 (c)	182,581	118,890
Chase Mortgage Finance Trust Series 2007-A1:
Class 1A5, 4.9328% 2/25/37 (c)	10,227	7,544
Class 2A1, 4.1347% 2/25/37 (c)	116,436	100,717
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 4.7967% 8/15/41 (a)(c)	2,463,442	1,688,214
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,304,483)		2,410,438
Cash Equivalents - 1.6%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Government Obligations) # (Cost $34,211,000)	$ 34,211,145	34,211,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $2,257,173,151)		2,223,537,255
NET OTHER ASSETS - (1.0)%		(22,874,633)
NET ASSETS - 100%		$ 2,200,662,622
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (b)

	Oct. 2034	$ 208,173	$ (160,624)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (b)	Sept. 2034	166,315	(156,564)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Baa2) (b)	August 2034	136,018	(103,665)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (b)	Oct. 2034	169,226	(90,686)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (b)	April 2032	50,104	(40,606)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (b)

	March 2034	$ 26,238	$ (2,382)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-Ba2) (b)	Feb. 2034	1,089	(1,041)
		$ 757,163	$ (555,568)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,688,214 or 0.1% of net assets.

(b) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's® Investor Services, Inc. Where Moody's ratings are not available, S&P® ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$34,211,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 6,067,821
Barclays Capital, Inc.	970,641
Credit Suisse Securities (USA) LLC	1,260,782
Deutsche Bank Securities, Inc.	12,812,455
HSBC Securities (USA), Inc.	9,706,405
Mizuho Securities USA, Inc.	970,641
Societe Generale, New York Branch	2,422,255
$ 34,211,000
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,223,537,255	$ -	$ 2,220,569,811	$ 2,967,444
Other Financial Instruments*	$ (555,568)	$ -	$ (131,293)	$ (424,275)
* Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
	Investments in Securities	Other Financial Instruments
Beginning Balance	$ -	$ (452,404)
Total Realized Gain (Loss)	85,608	-*
Total Unrealized Gain (Loss)	(785,450)	369,341
Cost of Purchases	5,117,318	-
Proceeds of Sales	(2,445,930)	-
Amortization/Accretion	4,638	-
Transfer in/out of Level 3	991,260	(341,212)
Ending Balance	$ 2,967,444	$ (424,275)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled ($399,891).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	99.0%
AAA,AA,A	0.3%
BB	0.1%
Short-Term Investments and Net Other Assets	0.6%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent changes.

Income Tax Information

At March 31, 2009, the fund had a capital loss carryforward of approximately $85,667,969 of which $4,603,298, $22,760,042, $5,092,858 and $53,211,771 will expire on March 31, 2014, 2015, 2016 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $31,554,631 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009

Assets
Investment in securities, at value (including repurchase agreements of $34,211,000) - See accompanying schedule: Unaffiliated issuers (cost $2,257,173,151)		$ 2,223,537,255
Cash		803
Receivable for investments sold		90,088,545
Receivable for swap agreements		3,781
Receivable for fund shares sold		4,495,522
Interest receivable		10,408,861
Receivable from investment adviser for expense reductions		13,740
Other receivables		4,065
Total assets		2,328,552,572

Liabilities
Payable for investments purchased	$ 122,454,395
Payable for fund shares redeemed	3,834,814
Unrealized depreciation on swap agreements	555,568
Accrued management fee	603,875
Distribution fees payable	160,118
Other affiliated payables	281,180
Total liabilities		127,889,950

Net Assets		$ 2,200,662,622
Net Assets consist of:
Paid in capital		$ 2,348,880,198
Undistributed net investment income		14,161,558
Accumulated undistributed net realized gain (loss) on investments		(128,187,670)
Net unrealized appreciation (depreciation) on investments		(34,191,464)
Net Assets		$ 2,200,662,622

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($158,699,868 ÷ 14,826,823 shares)	$ 10.70

Maximum offering price per share (100/96.00 of $10.70)	$ 11.15
Class T: Net Asset Value and redemption price per share ($61,846,986 ÷ 5,770,501 shares)	$ 10.72

Maximum offering price per share (100/96.00 of $10.72)	$ 11.17
Class B: Net Asset Value and offering price per share ($42,748,248 ÷ 3,999,484 shares)A	$ 10.69

Class C: Net Asset Value and offering price per share ($99,082,702 ÷ 9,282,322 shares)A	$ 10.67

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($1,767,415,177 ÷ 164,474,013 shares)	$ 10.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($70,869,641 ÷ 6,610,753 shares)	$ 10.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended April 30, 2009

Investment Income
Interest		$ 42,030,655
Inflation principal income		13,590,722
Total income		55,621,377

Expenses
Management fee	$ 7,573,918
Transfer agent fees	2,784,964
Distribution fees	1,880,231
Fund wide operations fee	742,001
Independent trustees' compensation	9,415
Miscellaneous	9,436
Total expenses before reductions	12,999,965
Expense reductions	(173,676)	12,826,289
Net investment income		42,795,088
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(60,103,656)
Swap agreements	8,599,081
Total net realized gain (loss)		(51,504,575)
Change in net unrealized appreciation (depreciation) on: Investment securities	(79,685,519)
Swap agreements	(11,902,841)
Total change in net unrealized appreciation (depreciation)		(91,588,360)
Net gain (loss)		(143,092,935)
Net increase (decrease) in net assets resulting from operations		$ (100,297,847)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended April 30, 2009	Year ended April 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 42,795,088	$ 92,133,211
Net realized gain (loss)	(51,504,575)	(34,996,972)
Change in net unrealized appreciation (depreciation)	(91,588,360)	60,007,619
Net increase (decrease) in net assets resulting from operations	(100,297,847)	117,143,858
Distributions to shareholders from net investment income	(21,051,158)	(34,611,290)
Distributions to shareholders from net realized gain	(33,701,568)	(52,326,324)
Total distributions	(54,752,726)	(86,937,614)
Share transactions - net increase (decrease)	(110,070,130)	795,454,553
Total increase (decrease) in net assets	(265,120,703)	825,660,797

Net Assets
Beginning of period	2,465,783,325	1,640,122,528
End of period (including undistributed net investment income of $14,161,558 and undistributed net investment income of $966,176, respectively)	$ 2,200,662,622	$ 2,465,783,325

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended April 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.22	$ 10.92	$ 10.65	$ 11.48	$ 10.92
Income from Investment Operations
Net investment income C	.171	.538	.434	.500	.407
Net realized and unrealized gain (loss)	(.456)	.306	.137	(.676)	.620
Total from investment operations	(.285)	.844	.571	(.176)	1.027
Distributions from net investment income	(.077)	(.194)	(.209)	(.154)	(.132)
Distributions from net realized gain	(.158)	(.350)	(.092)	(.453)	(.335)
Return of capital	-	-	-	(.047)	-
Total distributions	(.235)	(.544)	(.301)	(.654)	(.467)
Net asset value, end of period	$ 10.70	$ 11.22	$ 10.92	$ 10.65	$ 11.48
Total Return A, B	(2.57)%	7.96%	5.43%	(1.62)%	9.58%
Ratios to Average Net Assets D, F
Expenses before reductions	.78%	.80%	.71%	.70%	.81%
Expenses net of fee waivers, if any	.75%	.75%	.66%	.65%	.65%
Expenses net of all reductions	.75%	.75%	.65%	.65%	.65%
Net investment income	1.59%	4.87%	4.02%	4.50%	3.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 158,700	$ 142,814	$ 68,710	$ 86,364	$ 75,422
Portfolio turnover rate E	43%	35%	34%	71%	117%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended April 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 10.93	$ 10.66	$ 11.49	$ 10.93
Income from Investment Operations
Net investment income C	.172	.538	.424	.489	.397
Net realized and unrealized gain (loss)	(.457)	.316	.137	(.676)	.619
Total from investment operations	(.285)	.854	.561	(.187)	1.016
Distributions from net investment income	(.077)	(.194)	(.199)	(.143)	(.121)
Distributions from net realized gain	(.158)	(.350)	(.092)	(.453)	(.335)
Return of capital	-	-	-	(.047)	-
Total distributions	(.235)	(.544)	(.291)	(.643)	(.456)
Net asset value, end of period	$ 10.72	$ 11.24	$ 10.93	$ 10.66	$ 11.49
Total Return A, B	(2.56)%	8.05%	5.32%	(1.71)%	9.47%
Ratios to Average Net Assets D, F
Expenses before reductions	.80%	.79%	.78%	.78%	.90%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.75%
Net investment income	1.59%	4.86%	3.92%	4.40%	3.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,847	$ 77,332	$ 65,833	$ 86,613	$ 84,596
Portfolio turnover rate E	43%	35%	34%	71%	117%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended April 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.23	$ 10.92	$ 10.65	$ 11.48	$ 10.92
Income from Investment Operations
Net investment income C	.101	.466	.354	.418	.324
Net realized and unrealized gain (loss)	(.453)	.316	.137	(.678)	.619
Total from investment operations	(.352)	.782	.491	(.260)	.943
Distributions from net investment income	(.030)	(.122)	(.129)	(.070)	(.048)
Distributions from net realized gain	(.158)	(.350)	(.092)	(.453)	(.335)
Return of capital	-	-	-	(.047)	-
Total distributions	(.188)	(.472)	(.221)	(.570)	(.383)
Net asset value, end of period	$ 10.69	$ 11.23	$ 10.92	$ 10.65	$ 11.48
Total Return A, B	(3.17)%	7.36%	4.65%	(2.36)%	8.76%
Ratios to Average Net Assets D, F
Expenses before reductions	1.49%	1.50%	1.49%	1.49%	1.61%
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income	.94%	4.21%	3.27%	3.75%	2.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,748	$ 44,776	$ 35,826	$ 48,972	$ 56,052
Portfolio turnover rate E	43%	35%	34%	71%	117%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended April 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.22	$ 10.91	$ 10.64	$ 11.47	$ 10.91
Income from Investment Operations
Net investment income C	.090	.455	.343	.406	.312
Net realized and unrealized gain (loss)	(.459)	.316	.137	(.677)	.619
Total from investment operations	(.369)	.771	.480	(.271)	.931
Distributions from net investment income	(.023)	(.111)	(.118)	(.059)	(.036)
Distributions from net realized gain	(.158)	(.350)	(.092)	(.453)	(.335)
Return of capital	-	-	-	(.047)	-
Total distributions	(.181)	(.461)	(.210)	(.559)	(.371)
Net asset value, end of period	$ 10.67	$ 11.22	$ 10.91	$ 10.64	$ 11.47
Total Return A, B	(3.33)%	7.26%	4.55%	(2.46)%	8.66%
Ratios to Average Net Assets D, F
Expenses before reductions	1.54%	1.55%	1.54%	1.55%	1.67%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	.84%	4.11%	3.17%	3.65%	2.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 99,083	$ 90,060	$ 51,205	$ 74,329	$ 71,407
Portfolio turnover rate E	43%	35%	34%	71%	117%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Inflation-Protected Bond

Years ended April 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 10.94	$ 10.67	$ 11.50	$ 10.94
Income from Investment Operations
Net investment income B	.205	.573	.457	.525	.426
Net realized and unrealized gain (loss)	(.457)	.324	.136	(.679)	.618
Total from investment operations	(.252)	.897	.593	(.154)	1.044
Distributions from net investment income	(.100)	(.227)	(.231)	(.176)	(.149)
Distributions from net realized gain	(.158)	(.350)	(.092)	(.453)	(.335)
Return of capital	-	-	-	(.047)	-
Total distributions	(.258)	(.577)	(.323)	(.676)	(.484)
Net asset value, end of period	$ 10.75	$ 11.26	$ 10.94	$ 10.67	$ 11.50
Total Return A	(2.27)%	8.46%	5.63%	(1.42)%	9.73%
Ratios to Average Net Assets C, E
Expenses before reductions	.45%	.45%	.45%	.47%	.63%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.50%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.50%
Net investment income	1.89%	5.17%	4.22%	4.70%	3.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,767,415	$ 2,008,504	$ 1,307,686	$ 1,400,656	$ 1,579,697
Portfolio turnover rate D	43%	35%	34%	71%	117%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.23	$ 10.92	$ 10.65	$ 11.48	$ 10.92
Income from Investment Operations
Net investment income B	.197	.565	.452	.517	.425
Net realized and unrealized gain (loss)	(.452)	.318	.137	(.676)	.619
Total from investment operations	(.255)	.883	.589	(.159)	1.044
Distributions from net investment income	(.097)	(.223)	(.227)	(.171)	(.149)
Distributions from net realized gain	(.158)	(.350)	(.092)	(.453)	(.335)
Return of capital	-	-	-	(.047)	-
Total distributions	(.255)	(.573)	(.319)	(.671)	(.484)
Net asset value, end of period	$ 10.72	$ 11.23	$ 10.92	$ 10.65	$ 11.48
Total Return A	(2.30)%	8.34%	5.60%	(1.47)%	9.74%
Ratios to Average Net Assets C, E
Expenses before reductions	.50%	.49%	.49%	.50%	.61%
Expenses net of fee waivers, if any	.50%	.49%	.49%	.50%	.50%
Expenses net of all reductions	.50%	.49%	.49%	.50%	.50%
Net investment income	1.84%	5.13%	4.18%	4.65%	3.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,870	$ 102,297	$ 110,863	$ 84,666	$ 78,096
Portfolio turnover rate D	43%	35%	34%	71%	117%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2009

1. Organization.

Fidelity Inflation-Protected Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Inflation-Protected Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value is included at the end of the Fund's Schedule of Investments.

Annual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Inflation income is distributed as a short-term capital gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, capital loss carryforwards, certain losses related to deflation adjustments on U.S. Treasury Inflation-indexed securities, and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund changed its tax year end to March 31 from April 30. The tax-basis components of distributable earnings and the federal tax cost as of the Fund's tax year end of March 31, 2009 were as follows:

Unrealized appreciation	$ 51,245,625
Unrealized depreciation	(36,456,985)
Net unrealized appreciation (depreciation)	14,788,640
Undistributed ordinary income	76
Capital loss carryforward	(85,667,969)
Cost for federal income tax purposes	$ 2,248,686,192

The tax character of distributions paid was as follows:

	March 31, 2009	April 30, 2008
Ordinary Income	$ 54,752,726	$ 86,937,614

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Treasury Inflation-Protected Securities. The Fund invests in Treasury Inflation-Protected Securities ("TIPS"), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Annual Report

3. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade

Annual Report

Notes to Financial Statements - continued

3. Operating Policies - continued

Swap Agreements - continued

or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $757,163 representing .03% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $31,969,490 and $67,263,589, respectively.

Annual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 379,928	$ 20,908
Class T	.00%	.25%	166,850	-
Class B	.65%	.25%	401,128	291,883
Class C	.75%	.25%	932,325	271,242
			$ 1,880,231	$ 584,033

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 77,413
Class T	10,290
Class B*	124,028
Class C*	47,617
$ 259,348

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Inflation-Protected Bond. FIIOC receives an asset-based fee of .10% of Inflation-Protected Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 277,056.18
Class T	132,333.20
Class B	108,240.24
Class C	179,200.19
Inflation-Protected Bond	1,887,870.10
Institutional Class	200,265.15
	$ 2,784,964

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,436 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	.75%	$ 48,815
Class T	.75%	31,956
Class B	1.40%	41,153
Class C	1.50%	39,441
		$ 161,365

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,027. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Inflation-Protected Bond	$ 10,284

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2009	2008
From net investment income
Class A	$ 1,090,782	$ 1,481,389
Class T	493,218	1,124,839
Class B	125,569	385,515
Class C	194,211	516,543
Inflation-Protected Bond	18,030,846	29,088,901
Institutional Class	1,116,532	2,014,103
Total	$ 21,051,158	$ 34,611,290
From net realized gain
Class A	$ 2,077,368	$ 2,569,563
Class T	972,450	1,895,443
Class B	628,452	1,062,348
Class C	1,281,090	1,586,132
Inflation-Protected Bond	27,080,662	42,392,487
Institutional Class	1,661,546	2,820,351
Total	$ 33,701,568	$ 52,326,324

Annual Report

Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2009	2008	2009	2008
Class A
Shares sold	10,628,037	9,280,212	$ 115,683,550	$ 104,436,260
Reinvestment of distributions	250,030	324,758	2,732,165	3,551,899
Shares redeemed	(8,775,155)	(3,175,953)	(93,481,658)	(35,445,631)
Net increase (decrease)	2,102,912	6,429,017	$ 24,934,057	$ 72,542,528
Class T
Shares sold	3,018,881	4,670,804	$ 33,006,827	$ 52,712,717
Reinvestment of distributions	125,639	263,978	1,378,081	2,882,880
Shares redeemed	(4,255,338)	(4,078,414)	(46,025,012)	(45,325,978)
Net increase (decrease)	(1,110,818)	856,368	$ (11,640,104)	$ 10,269,619
Class B
Shares sold	1,852,668	1,667,693	$ 20,285,159	$ 18,878,307
Reinvestment of distributions	55,126	110,073	605,567	1,199,159
Shares redeemed	(1,894,895)	(1,071,395)	(20,231,408)	(11,811,011)
Net increase (decrease)	12,899	706,371	$ 659,318	$ 8,266,455
Class C
Shares sold	5,136,305	4,856,856	$ 55,936,441	$ 55,208,311
Reinvestment of distributions	103,348	149,118	1,134,504	1,622,401
Shares redeemed	(3,983,862)	(1,672,018)	(42,664,908)	(18,431,367)
Net increase (decrease)	1,255,791	3,333,956	$ 14,406,037	$ 38,399,345
Inflation-Protected Bond
Shares sold	113,902,114	112,072,243	$ 1,245,455,216	$ 1,267,395,964
Reinvestment of distributions	3,915,470	6,221,270	42,926,789	68,219,202
Shares redeemed	(131,783,366)	(59,335,538)	(1,401,272,531)	(659,119,999)
Net increase (decrease)	(13,965,782)	58,957,975	$ (112,890,526)	$ 676,495,167
Institutional Class
Shares sold	11,934,689	3,919,607	$ 128,651,073	$ 43,760,658
Reinvestment of distributions	85,972	119,423	938,829	1,306,496
Shares redeemed	(14,516,794)	(5,081,951)	(155,128,814)	(55,585,715)
Net increase (decrease)	(2,496,133)	(1,042,921)	$ (25,538,912)	$ (10,518,561)

Annual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Inflation-Protected Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of April 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Inflation-Protected Bond Fund as of April 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 19, 2009

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 161 funds advised by FMR or an affiliate. Mr. Johnson oversees 360 funds advised by FMR or an affiliate. Mr. Curvey oversees 383 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy call Fidelity at 1-800-544-8544.

Interested Trustees*

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related. Ms. Abigail P. Johnson is Mr. Edward C. Johnson 3d's daughter.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related. Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe currently serves as a member of the Board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006) and Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Ms. Johnson may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (55)

Year of Election or Appointment: 2008

Member of the Advisory Board. Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Member of the Advisory Board. Ms. Johnson also serves as Trustee and Chairman of the Board of Trustees (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). Ms. Johnson is President and a Director of Fidelity Investments Money Management, Inc., FMR Co., Inc., and a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related. Mr. Edward C. Johnson 3d is Ms. Johnson's father.

John R. Hebble (50)
Year of Election or Appointment: 2008 President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments.
Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008- present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007- 2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005).

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

IFB-UANN-0609
1.784718.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Inflation-Protected Bond
Fund - Class A, Class T, Class B
and Class C

Annual Report

April 30, 2009

Class A, Class T, Class B, and Class C are classes of Fidelity ® Inflation-Protected Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2009	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 4.00% sales charge) B	-6.46%	2.80%	4.22%
Class T (incl. 4.00% sales charge) C	-6.46%	2.75%	4.17%
Class B (incl. contingent deferred sales charge) D	-7.93%	2.58%	4.14%
Class C (incl. contingent deferred sales charge) E	-4.28%	2.82%	4.02%

A From June 26, 2002.

B Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 2, 2002. Returns prior to October 2, 2002 are those of Inflation-Protected Bond, the original class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to October 2, 2002 would have been lower.

C Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on October 2, 2002. Returns prior to October 2, 2002 are those of Inflation-Protected Bond, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to October 2, 2002 would have been lower.

D Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on October 2, 2002. Returns prior to October 2, 2002 are those of Inflation-Protected Bond, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to October 2, 2002 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past 5 years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

E Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 2, 2002. Returns prior to October 2, 2002 are those of Inflation-Protected Bond, the original class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to October 2, 2002 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past 5 years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

Annual Report

Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Inflation-Protected Bond Fund - Class A on June 26, 2002, when the fund started, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) performed over the same period. The initial offering of Class A took place on October 2, 2002. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Investment-grade bonds staged a strong second-half comeback during the 12 months ending April 30, 2009. Although investment-grade bonds had performed much better than U.S. equities during the first half of the period, their results, too, were somewhat stunted by investors' mounting concerns about extreme tightness in the credit markets and the likely onrush of an economic recession, which sent skittish bond investors  in search of safer havens. Thus, securities explicitly or implicitly backed by the U.S. government far outperformed those further out on the risk spectrum during the first part of the one-year period. The fixed-income markets improved markedly as the period progressed, however, with gathering signs of stability leading investors to venture back into other segments of the bond universe. The Barclays Capital U.S. Aggregate Bond Index - a broad measure of investment-grade debt - gained 3.84% for the 12-month period, while government debt, as gauged by the Barclays Capital U.S. Treasury Bond Index, was up 7.36%, and government agency bonds, represented by the Barclays Capital U.S. Agency Bond Index, rose 6.47%. At the opposite end of the risk spectrum, high-quality corporate debt - as measured by the Barclays Capital U.S. Credit Bond Index - returned -3.15%, while in the asset-backed securities (ABS) realm, the Barclays Capital U.S. Fixed-Rate ABS Index returned -2.14%.

Comments from William Irving, Portfolio Manager of Fidelity Advisor Inflation-Protected Bond Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned -2.57%, -2.56%, -3.17% and -3.33%, respectively (excluding sales charges), while the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) returned -1.79%. Despite pockets of strength in the second half of the period, TIPS were under significant pressure due to the lack of inflation worries and investors' decided preference for plain-vanilla Treasury bonds, which are viewed as some of the safest and most liquid investments in the world. For the most part, the fund's absolute return was driven by its holdings in TIPS, which made up virtually all of the fund's investments throughout the period. The fund's relative performance was helped by good security selection among TIPS, with its slight overweighting in longer-maturity issues proving beneficial. Detracting very modestly from the fund's performance versus the index were its small holdings in non-TIPS - particularly collateralized mortgage obligations and asset-backed securities - because they lagged the Barclays Capital index. I held these investments because I felt they offered attractive value.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	.75%
Actual		$ 1,000.00	$ 1,085.60	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Class T	.75%
Actual		$ 1,000.00	$ 1,086.50	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Class B	1.40%
Actual		$ 1,000.00	$ 1,083.40	$ 7.23
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Class C	1.50%
Actual		$ 1,000.00	$ 1,082.30	$ 7.74
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Inflation-Protected Bond	.45%
Actual		$ 1,000.00	$ 1,087.90	$ 2.33
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,088.10	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of April 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	4.8	4.3
1 - 1.99%	24.1	23.6
2 - 2.99%	51.3	49.4
3 - 3.99%	18.1	18.4
4% and over	0.1	3.6
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected bonds tend to be lower than their nominal bond counterparts since inflation-protected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of April 30, 2009
6 months ago
Years	9.0	8.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of April 30, 2009
6 months ago
Years	6.0	6.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2009*		As of October 31, 2008 **
	U.S. Government and U.S. Government Agency Obligations 99.0%		U.S. Government and U.S. Government Agency Obligations 96.1%
	Asset-Backed Securities 0.3%		Asset-Backed Securities 1.3%
	CMOs and Other Mortgage Related Securities 0.1%		CMOs and Other Mortgage Related Securities 1.6%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 1.0%
* Futures and Swaps	0.0%	** Futures and Swaps	2.5%
* Inflation Protected	99.0%	** Inflation Protected	97.5%

Annual Report

Investments April 30, 2009

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.0%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	$ 87,215,749	$ 78,589,916
2% 1/15/26	57,187,755	53,452,562
2.375% 1/15/25	87,881,382	87,112,099
2.5% 1/15/29	41,601,536	42,427,130
3.375% 4/15/32	1,195	1,430
3.625% 4/15/28	116,021,634	134,159,332
3.875% 4/15/29	104,792,660	126,112,232
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	30,910,481	30,350,129
0.875% 4/15/10	70,929,353	70,430,715
1.25% 4/15/14	60,148,800	60,262,500
1.375% 7/15/18	34,603,972	33,787,630
1.625% 1/15/15	84,998,385	84,547,119
1.625% 1/15/18	95,788,255	95,281,070
1.875% 7/15/13	123,080,167	125,522,400
1.875% 7/15/15	56,717,960	57,294,120
2% 4/15/12	114,657,996	117,434,663
2% 1/15/14	109,348,827	111,605,982
2% 7/15/14	103,502,613	105,732,463
2% 1/15/16	87,117,795	88,614,934
2.125% 1/15/19	78,894,694	82,445,083
2.375% 4/15/11	60,904,782	62,208,394
2.375% 1/15/17	89,001,738	93,174,075
2.375% 1/15/27	104,571,782	103,444,785
2.5% 7/15/16	83,517,930	88,125,273
2.625% 7/15/17	98,271,424	105,223,355
3% 7/15/12	70,603,505	74,475,452
3.375% 1/15/12	10,394,934	11,018,648
3.5% 1/15/11	54,854,100	56,928,384
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $2,210,432,154)		2,179,761,875
Asset-Backed Securities - 0.3%

Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R10 Class M1, 1.1375% 11/25/34 (c)	1,375,000	618,020
Countrywide Asset-Backed Certificates Trust Series 2007-11 Class 2A1, 0.4975% 6/25/47 (c)	2,573,622	2,265,759
Fremont Home Loan Trust Series 2006-A Class 2A2, 0.5375% 5/25/36 (c)	682,915	654,674
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust Series 2003-8 Class M1, 1.5175% 4/25/34 (c)	$ 953,660	$ 381,870
Morgan Stanley Home Equity Loans Trust Series 2006-3 Class A2, 0.5475% 4/25/36 (c)	731,099	713,969
Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 1.6875% 5/25/35 (c)	569,000	20,777
Residential Asset Securities Corp. Series 2005-AHL1 Class A2, 0.7075% 7/25/35 (c)	2,821,613	2,328,647
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 2.0375% 8/25/34 (c)	242,453	170,226
TOTAL ASSET-BACKED SECURITIES (Cost $9,225,514)		7,153,942
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 5.2881% 11/25/33 (c)	455,603	360,346
Series 2004-D Class 2A1, 3.6149% 5/25/34 (c)	178,586	134,727
Series 2005-H Class 1A1, 5.3265% 9/25/35 (c)	182,581	118,890
Chase Mortgage Finance Trust Series 2007-A1:
Class 1A5, 4.9328% 2/25/37 (c)	10,227	7,544
Class 2A1, 4.1347% 2/25/37 (c)	116,436	100,717
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 4.7967% 8/15/41 (a)(c)	2,463,442	1,688,214
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,304,483)		2,410,438
Cash Equivalents - 1.6%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Government Obligations) # (Cost $34,211,000)	$ 34,211,145	34,211,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $2,257,173,151)		2,223,537,255
NET OTHER ASSETS - (1.0)%		(22,874,633)
NET ASSETS - 100%		$ 2,200,662,622
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (b)

	Oct. 2034	$ 208,173	$ (160,624)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (b)	Sept. 2034	166,315	(156,564)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Baa2) (b)	August 2034	136,018	(103,665)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (b)	Oct. 2034	169,226	(90,686)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (b)	April 2032	50,104	(40,606)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (b)

	March 2034	$ 26,238	$ (2,382)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-Ba2) (b)	Feb. 2034	1,089	(1,041)
		$ 757,163	$ (555,568)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,688,214 or 0.1% of net assets.

(b) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's® Investor Services, Inc. Where Moody's ratings are not available, S&P® ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$34,211,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 6,067,821
Barclays Capital, Inc.	970,641
Credit Suisse Securities (USA) LLC	1,260,782
Deutsche Bank Securities, Inc.	12,812,455
HSBC Securities (USA), Inc.	9,706,405
Mizuho Securities USA, Inc.	970,641
Societe Generale, New York Branch	2,422,255
$ 34,211,000
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,223,537,255	$ -	$ 2,220,569,811	$ 2,967,444
Other Financial Instruments*	$ (555,568)	$ -	$ (131,293)	$ (424,275)
* Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
	Investments in Securities	Other Financial Instruments
Beginning Balance	$ -	$ (452,404)
Total Realized Gain (Loss)	85,608	-*
Total Unrealized Gain (Loss)	(785,450)	369,341
Cost of Purchases	5,117,318	-
Proceeds of Sales	(2,445,930)	-
Amortization/Accretion	4,638	-
Transfer in/out of Level 3	991,260	(341,212)
Ending Balance	$ 2,967,444	$ (424,275)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled ($399,891).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	99.0%
AAA,AA,A	0.3%
BB	0.1%
Short-Term Investments and Net Other Assets	0.6%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent changes.

Income Tax Information

At March 31, 2009, the fund had a capital loss carryforward of approximately $85,667,969 of which $4,603,298, $22,760,042, $5,092,858 and $53,211,771 will expire on March 31, 2014, 2015, 2016 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $31,554,631 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009

Assets
Investment in securities, at value (including repurchase agreements of $34,211,000) - See accompanying schedule: Unaffiliated issuers (cost $2,257,173,151)		$ 2,223,537,255
Cash		803
Receivable for investments sold		90,088,545
Receivable for swap agreements		3,781
Receivable for fund shares sold		4,495,522
Interest receivable		10,408,861
Receivable from investment adviser for expense reductions		13,740
Other receivables		4,065
Total assets		2,328,552,572

Liabilities
Payable for investments purchased	$ 122,454,395
Payable for fund shares redeemed	3,834,814
Unrealized depreciation on swap agreements	555,568
Accrued management fee	603,875
Distribution fees payable	160,118
Other affiliated payables	281,180
Total liabilities		127,889,950

Net Assets		$ 2,200,662,622
Net Assets consist of:
Paid in capital		$ 2,348,880,198
Undistributed net investment income		14,161,558
Accumulated undistributed net realized gain (loss) on investments		(128,187,670)
Net unrealized appreciation (depreciation) on investments		(34,191,464)
Net Assets		$ 2,200,662,622

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

April 30, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($158,699,868 ÷ 14,826,823 shares)	$ 10.70

Maximum offering price per share (100/96.00 of $10.70)	$ 11.15
Class T: Net Asset Value and redemption price per share ($61,846,986 ÷ 5,770,501 shares)	$ 10.72

Maximum offering price per share (100/96.00 of $10.72)	$ 11.17
Class B: Net Asset Value and offering price per share ($42,748,248 ÷ 3,999,484 shares)A	$ 10.69

Class C: Net Asset Value and offering price per share ($99,082,702 ÷ 9,282,322 shares)A	$ 10.67

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($1,767,415,177 ÷ 164,474,013 shares)	$ 10.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($70,869,641 ÷ 6,610,753 shares)	$ 10.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended April 30, 2009

Investment Income
Interest		$ 42,030,655
Inflation principal income		13,590,722
Total income		55,621,377

Expenses
Management fee	$ 7,573,918
Transfer agent fees	2,784,964
Distribution fees	1,880,231
Fund wide operations fee	742,001
Independent trustees' compensation	9,415
Miscellaneous	9,436
Total expenses before reductions	12,999,965
Expense reductions	(173,676)	12,826,289
Net investment income		42,795,088
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(60,103,656)
Swap agreements	8,599,081
Total net realized gain (loss)		(51,504,575)
Change in net unrealized appreciation (depreciation) on: Investment securities	(79,685,519)
Swap agreements	(11,902,841)
Total change in net unrealized appreciation (depreciation)		(91,588,360)
Net gain (loss)		(143,092,935)
Net increase (decrease) in net assets resulting from operations		$ (100,297,847)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended April 30, 2009	Year ended April 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 42,795,088	$ 92,133,211
Net realized gain (loss)	(51,504,575)	(34,996,972)
Change in net unrealized appreciation (depreciation)	(91,588,360)	60,007,619
Net increase (decrease) in net assets resulting from operations	(100,297,847)	117,143,858
Distributions to shareholders from net investment income	(21,051,158)	(34,611,290)
Distributions to shareholders from net realized gain	(33,701,568)	(52,326,324)
Total distributions	(54,752,726)	(86,937,614)
Share transactions - net increase (decrease)	(110,070,130)	795,454,553
Total increase (decrease) in net assets	(265,120,703)	825,660,797

Net Assets
Beginning of period	2,465,783,325	1,640,122,528
End of period (including undistributed net investment income of $14,161,558 and undistributed net investment income of $966,176, respectively)	$ 2,200,662,622	$ 2,465,783,325

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended April 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.22	$ 10.92	$ 10.65	$ 11.48	$ 10.92
Income from Investment Operations
Net investment income C	.171	.538	.434	.500	.407
Net realized and unrealized gain (loss)	(.456)	.306	.137	(.676)	.620
Total from investment operations	(.285)	.844	.571	(.176)	1.027
Distributions from net investment income	(.077)	(.194)	(.209)	(.154)	(.132)
Distributions from net realized gain	(.158)	(.350)	(.092)	(.453)	(.335)
Return of capital	-	-	-	(.047)	-
Total distributions	(.235)	(.544)	(.301)	(.654)	(.467)
Net asset value, end of period	$ 10.70	$ 11.22	$ 10.92	$ 10.65	$ 11.48
Total Return A, B	(2.57)%	7.96%	5.43%	(1.62)%	9.58%
Ratios to Average Net Assets D, F
Expenses before reductions	.78%	.80%	.71%	.70%	.81%
Expenses net of fee waivers, if any	.75%	.75%	.66%	.65%	.65%
Expenses net of all reductions	.75%	.75%	.65%	.65%	.65%
Net investment income	1.59%	4.87%	4.02%	4.50%	3.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 158,700	$ 142,814	$ 68,710	$ 86,364	$ 75,422
Portfolio turnover rate E	43%	35%	34%	71%	117%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended April 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 10.93	$ 10.66	$ 11.49	$ 10.93
Income from Investment Operations
Net investment income C	.172	.538	.424	.489	.397
Net realized and unrealized gain (loss)	(.457)	.316	.137	(.676)	.619
Total from investment operations	(.285)	.854	.561	(.187)	1.016
Distributions from net investment income	(.077)	(.194)	(.199)	(.143)	(.121)
Distributions from net realized gain	(.158)	(.350)	(.092)	(.453)	(.335)
Return of capital	-	-	-	(.047)	-
Total distributions	(.235)	(.544)	(.291)	(.643)	(.456)
Net asset value, end of period	$ 10.72	$ 11.24	$ 10.93	$ 10.66	$ 11.49
Total Return A, B	(2.56)%	8.05%	5.32%	(1.71)%	9.47%
Ratios to Average Net Assets D, F
Expenses before reductions	.80%	.79%	.78%	.78%	.90%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.75%
Net investment income	1.59%	4.86%	3.92%	4.40%	3.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,847	$ 77,332	$ 65,833	$ 86,613	$ 84,596
Portfolio turnover rate E	43%	35%	34%	71%	117%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended April 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.23	$ 10.92	$ 10.65	$ 11.48	$ 10.92
Income from Investment Operations
Net investment income C	.101	.466	.354	.418	.324
Net realized and unrealized gain (loss)	(.453)	.316	.137	(.678)	.619
Total from investment operations	(.352)	.782	.491	(.260)	.943
Distributions from net investment income	(.030)	(.122)	(.129)	(.070)	(.048)
Distributions from net realized gain	(.158)	(.350)	(.092)	(.453)	(.335)
Return of capital	-	-	-	(.047)	-
Total distributions	(.188)	(.472)	(.221)	(.570)	(.383)
Net asset value, end of period	$ 10.69	$ 11.23	$ 10.92	$ 10.65	$ 11.48
Total Return A, B	(3.17)%	7.36%	4.65%	(2.36)%	8.76%
Ratios to Average Net Assets D, F
Expenses before reductions	1.49%	1.50%	1.49%	1.49%	1.61%
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income	.94%	4.21%	3.27%	3.75%	2.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,748	$ 44,776	$ 35,826	$ 48,972	$ 56,052
Portfolio turnover rate E	43%	35%	34%	71%	117%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended April 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.22	$ 10.91	$ 10.64	$ 11.47	$ 10.91
Income from Investment Operations
Net investment income C	.090	.455	.343	.406	.312
Net realized and unrealized gain (loss)	(.459)	.316	.137	(.677)	.619
Total from investment operations	(.369)	.771	.480	(.271)	.931
Distributions from net investment income	(.023)	(.111)	(.118)	(.059)	(.036)
Distributions from net realized gain	(.158)	(.350)	(.092)	(.453)	(.335)
Return of capital	-	-	-	(.047)	-
Total distributions	(.181)	(.461)	(.210)	(.559)	(.371)
Net asset value, end of period	$ 10.67	$ 11.22	$ 10.91	$ 10.64	$ 11.47
Total Return A, B	(3.33)%	7.26%	4.55%	(2.46)%	8.66%
Ratios to Average Net Assets D, F
Expenses before reductions	1.54%	1.55%	1.54%	1.55%	1.67%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	.84%	4.11%	3.17%	3.65%	2.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 99,083	$ 90,060	$ 51,205	$ 74,329	$ 71,407
Portfolio turnover rate E	43%	35%	34%	71%	117%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Inflation-Protected Bond

Years ended April 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 10.94	$ 10.67	$ 11.50	$ 10.94
Income from Investment Operations
Net investment income B	.205	.573	.457	.525	.426
Net realized and unrealized gain (loss)	(.457)	.324	.136	(.679)	.618
Total from investment operations	(.252)	.897	.593	(.154)	1.044
Distributions from net investment income	(.100)	(.227)	(.231)	(.176)	(.149)
Distributions from net realized gain	(.158)	(.350)	(.092)	(.453)	(.335)
Return of capital	-	-	-	(.047)	-
Total distributions	(.258)	(.577)	(.323)	(.676)	(.484)
Net asset value, end of period	$ 10.75	$ 11.26	$ 10.94	$ 10.67	$ 11.50
Total Return A	(2.27)%	8.46%	5.63%	(1.42)%	9.73%
Ratios to Average Net Assets C, E
Expenses before reductions	.45%	.45%	.45%	.47%	.63%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.50%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.50%
Net investment income	1.89%	5.17%	4.22%	4.70%	3.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,767,415	$ 2,008,504	$ 1,307,686	$ 1,400,656	$ 1,579,697
Portfolio turnover rate D	43%	35%	34%	71%	117%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.23	$ 10.92	$ 10.65	$ 11.48	$ 10.92
Income from Investment Operations
Net investment income B	.197	.565	.452	.517	.425
Net realized and unrealized gain (loss)	(.452)	.318	.137	(.676)	.619
Total from investment operations	(.255)	.883	.589	(.159)	1.044
Distributions from net investment income	(.097)	(.223)	(.227)	(.171)	(.149)
Distributions from net realized gain	(.158)	(.350)	(.092)	(.453)	(.335)
Return of capital	-	-	-	(.047)	-
Total distributions	(.255)	(.573)	(.319)	(.671)	(.484)
Net asset value, end of period	$ 10.72	$ 11.23	$ 10.92	$ 10.65	$ 11.48
Total Return A	(2.30)%	8.34%	5.60%	(1.47)%	9.74%
Ratios to Average Net Assets C, E
Expenses before reductions	.50%	.49%	.49%	.50%	.61%
Expenses net of fee waivers, if any	.50%	.49%	.49%	.50%	.50%
Expenses net of all reductions	.50%	.49%	.49%	.50%	.50%
Net investment income	1.84%	5.13%	4.18%	4.65%	3.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,870	$ 102,297	$ 110,863	$ 84,666	$ 78,096
Portfolio turnover rate D	43%	35%	34%	71%	117%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2009

1. Organization.

Fidelity Inflation-Protected Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Inflation-Protected Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Inflation income is distributed as a short-term capital gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, capital loss carryforwards, certain losses related to deflation adjustments on U.S. Treasury Inflation-indexed securities, and losses deferred due to wash sales and excise tax regulations.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund changed its tax year end to March 31 from April 30. The tax-basis components of distributable earnings and the federal tax cost as of the Fund's tax year end of March 31, 2009 were as follows:

Unrealized appreciation	$ 51,245,625
Unrealized depreciation	(36,456,985)
Net unrealized appreciation (depreciation)	14,788,640
Undistributed ordinary income	76
Capital loss carryforward	(85,667,969)
Cost for federal income tax purposes	$ 2,248,686,192

The tax character of distributions paid was as follows:

	March 31, 2009	April 30, 2008
Ordinary Income	$ 54,752,726	$ 86,937,614

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Treasury Inflation-Protected Securities. The Fund invests in Treasury Inflation-Protected Securities ("TIPS"), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Annual Report

Notes to Financial Statements - continued

3. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade

Annual Report

3. Operating Policies - continued

Swap Agreements - continued

or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $757,163 representing .03% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $31,969,490 and $67,263,589, respectively.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 379,928	$ 20,908
Class T	.00%	.25%	166,850	-
Class B	.65%	.25%	401,128	291,883
Class C	.75%	.25%	932,325	271,242
			$ 1,880,231	$ 584,033

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 77,413
Class T	10,290
Class B*	124,028
Class C*	47,617
$ 259,348

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Inflation-Protected Bond. FIIOC receives an asset-based fee of .10% of Inflation-Protected Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 277,056.18
Class T	132,333.20
Class B	108,240.24
Class C	179,200.19
Inflation-Protected Bond	1,887,870.10
Institutional Class	200,265.15
	$ 2,784,964

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,436 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	.75%	$ 48,815
Class T	.75%	31,956
Class B	1.40%	41,153
Class C	1.50%	39,441
		$ 161,365

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,027. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Inflation-Protected Bond	$ 10,284

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2009	2008
From net investment income
Class A	$ 1,090,782	$ 1,481,389
Class T	493,218	1,124,839
Class B	125,569	385,515
Class C	194,211	516,543
Inflation-Protected Bond	18,030,846	29,088,901
Institutional Class	1,116,532	2,014,103
Total	$ 21,051,158	$ 34,611,290
From net realized gain
Class A	$ 2,077,368	$ 2,569,563
Class T	972,450	1,895,443
Class B	628,452	1,062,348
Class C	1,281,090	1,586,132
Inflation-Protected Bond	27,080,662	42,392,487
Institutional Class	1,661,546	2,820,351
Total	$ 33,701,568	$ 52,326,324

Annual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2009	2008	2009	2008
Class A
Shares sold	10,628,037	9,280,212	$ 115,683,550	$ 104,436,260
Reinvestment of distributions	250,030	324,758	2,732,165	3,551,899
Shares redeemed	(8,775,155)	(3,175,953)	(93,481,658)	(35,445,631)
Net increase (decrease)	2,102,912	6,429,017	$ 24,934,057	$ 72,542,528
Class T
Shares sold	3,018,881	4,670,804	$ 33,006,827	$ 52,712,717
Reinvestment of distributions	125,639	263,978	1,378,081	2,882,880
Shares redeemed	(4,255,338)	(4,078,414)	(46,025,012)	(45,325,978)
Net increase (decrease)	(1,110,818)	856,368	$ (11,640,104)	$ 10,269,619
Class B
Shares sold	1,852,668	1,667,693	$ 20,285,159	$ 18,878,307
Reinvestment of distributions	55,126	110,073	605,567	1,199,159
Shares redeemed	(1,894,895)	(1,071,395)	(20,231,408)	(11,811,011)
Net increase (decrease)	12,899	706,371	$ 659,318	$ 8,266,455
Class C
Shares sold	5,136,305	4,856,856	$ 55,936,441	$ 55,208,311
Reinvestment of distributions	103,348	149,118	1,134,504	1,622,401
Shares redeemed	(3,983,862)	(1,672,018)	(42,664,908)	(18,431,367)
Net increase (decrease)	1,255,791	3,333,956	$ 14,406,037	$ 38,399,345
Inflation-Protected Bond
Shares sold	113,902,114	112,072,243	$ 1,245,455,216	$ 1,267,395,964
Reinvestment of distributions	3,915,470	6,221,270	42,926,789	68,219,202
Shares redeemed	(131,783,366)	(59,335,538)	(1,401,272,531)	(659,119,999)
Net increase (decrease)	(13,965,782)	58,957,975	$ (112,890,526)	$ 676,495,167
Institutional Class
Shares sold	11,934,689	3,919,607	$ 128,651,073	$ 43,760,658
Reinvestment of distributions	85,972	119,423	938,829	1,306,496
Shares redeemed	(14,516,794)	(5,081,951)	(155,128,814)	(55,585,715)
Net increase (decrease)	(2,496,133)	(1,042,921)	$ (25,538,912)	$ (10,518,561)

Annual Report

Notes to Financial Statements - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Inflation-Protected Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of April 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Inflation-Protected Bond Fund as of April 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 19, 2009

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 161 funds advised by FMR or an affiliate. Mr. Johnson oversees 360 funds advised by FMR or an affiliate. Mr. Curvey oversees 383 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related. Ms. Abigail P. Johnson is Mr. Edward C. Johnson 3d's daughter.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related. Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe currently serves as a member of the Board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006) and Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Ms. Johnson may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (55)

Year of Election or Appointment: 2008

Member of the Advisory Board. Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Member of the Advisory Board. Ms. Johnson also serves as Trustee and Chairman of the Board of Trustees (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). Ms. Johnson is President and a Director of Fidelity Investments Money Management, Inc., FMR Co., Inc., and a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related. Mr. Edward C. Johnson 3d is Ms. Johnson's father.

John R. Hebble (50)
Year of Election or Appointment: 2008 President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments.
Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008- present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007- 2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005).

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AIFB-UANN-0609
1.784719.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Inflation-Protected Bond
Fund - Institutional Class

Annual Report

April 30, 2009

Institutional Class is a class of Fidelity® Inflation-Protected Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2009	Past 1 year	Past 5 years	Life of fund A
Institutional Class B	-2.30%	3.86%	5.04%

A From June 26, 2002.

B The initial offering of Institutional Class shares took place on October 2, 2002. Returns prior to October 2, 2002 are those of Inflation-Protected Bond, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Inflation-Protected Bond Fund - Institutional Class on June 26, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) performed over the same period. The initial offering of Institutional Class took place on October 2, 2002. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Investment-grade bonds staged a strong second-half comeback during the 12 months ending April 30, 2009. Although investment-grade bonds had performed much better than U.S. equities during the first half of the period, their results, too, were somewhat stunted by investors' mounting concerns about extreme tightness in the credit markets and the likely onrush of an economic recession, which sent skittish bond investors  in search of safer havens. Thus, securities explicitly or implicitly backed by the U.S. government far outperformed those further out on the risk spectrum during the first part of the one-year period. The fixed-income markets improved markedly as the period progressed, however, with gathering signs of stability leading investors to venture back into other segments of the bond universe. The Barclays Capital U.S. Aggregate Bond Index - a broad measure of investment-grade debt - gained 3.84% for the 12-month period, while government debt, as gauged by the Barclays Capital U.S. Treasury Bond Index, was up 7.36%, and government agency bonds, represented by the Barclays Capital U.S. Agency Bond Index, rose 6.47%. At the opposite end of the risk spectrum, high-quality corporate debt - as measured by the Barclays Capital U.S. Credit Bond Index - returned -3.15%, while in the asset-backed securities (ABS) realm, the Barclays Capital U.S. Fixed-Rate ABS Index returned -2.14%.

Comments from William Irving, Portfolio Manager of Fidelity Advisor Inflation-Protected Bond Fund: For the year, the fund's Institutional Class shares returned -2.30%, while the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) returned -1.79%. Despite pockets of strength in the second half of the period, TIPS were under significant pressure due to the lack of inflation worries and investors' decided preference for plain-vanilla Treasury bonds, which are viewed as some of the safest and most liquid investments in the world. For the most part, the fund's absolute return was driven by its holdings in TIPS, which made up virtually all of the fund's investments throughout the period. The fund's relative performance was helped by good security selection among TIPS, with its slight overweighting in longer-maturity issues proving beneficial. Detracting very modestly from the fund's performance versus the index were its small holdings in non-TIPS - particularly collateralized mortgage obligations and asset-backed securities - because they lagged the Barclays Capital index. I held these investments because I felt they offered attractive value.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	.75%
Actual		$ 1,000.00	$ 1,085.60	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Class T	.75%
Actual		$ 1,000.00	$ 1,086.50	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Class B	1.40%
Actual		$ 1,000.00	$ 1,083.40	$ 7.23
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Class C	1.50%
Actual		$ 1,000.00	$ 1,082.30	$ 7.74
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Inflation-Protected Bond	.45%
Actual		$ 1,000.00	$ 1,087.90	$ 2.33
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,088.10	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of April 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	4.8	4.3
1 - 1.99%	24.1	23.6
2 - 2.99%	51.3	49.4
3 - 3.99%	18.1	18.4
4% and over	0.1	3.6
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected bonds tend to be lower than their nominal bond counterparts since inflation-protected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of April 30, 2009
6 months ago
Years	9.0	8.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of April 30, 2009
6 months ago
Years	6.0	6.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2009*		As of October 31, 2008 **
	U.S. Government and U.S. Government Agency Obligations 99.0%		U.S. Government and U.S. Government Agency Obligations 96.1%
	Asset-Backed Securities 0.3%		Asset-Backed Securities 1.3%
	CMOs and Other Mortgage Related Securities 0.1%		CMOs and Other Mortgage Related Securities 1.6%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 1.0%
* Futures and Swaps	0.0%	** Futures and Swaps	2.5%
* Inflation Protected	99.0%	** Inflation Protected	97.5%

Annual Report

Investments April 30, 2009

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.0%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	$ 87,215,749	$ 78,589,916
2% 1/15/26	57,187,755	53,452,562
2.375% 1/15/25	87,881,382	87,112,099
2.5% 1/15/29	41,601,536	42,427,130
3.375% 4/15/32	1,195	1,430
3.625% 4/15/28	116,021,634	134,159,332
3.875% 4/15/29	104,792,660	126,112,232
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	30,910,481	30,350,129
0.875% 4/15/10	70,929,353	70,430,715
1.25% 4/15/14	60,148,800	60,262,500
1.375% 7/15/18	34,603,972	33,787,630
1.625% 1/15/15	84,998,385	84,547,119
1.625% 1/15/18	95,788,255	95,281,070
1.875% 7/15/13	123,080,167	125,522,400
1.875% 7/15/15	56,717,960	57,294,120
2% 4/15/12	114,657,996	117,434,663
2% 1/15/14	109,348,827	111,605,982
2% 7/15/14	103,502,613	105,732,463
2% 1/15/16	87,117,795	88,614,934
2.125% 1/15/19	78,894,694	82,445,083
2.375% 4/15/11	60,904,782	62,208,394
2.375% 1/15/17	89,001,738	93,174,075
2.375% 1/15/27	104,571,782	103,444,785
2.5% 7/15/16	83,517,930	88,125,273
2.625% 7/15/17	98,271,424	105,223,355
3% 7/15/12	70,603,505	74,475,452
3.375% 1/15/12	10,394,934	11,018,648
3.5% 1/15/11	54,854,100	56,928,384
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $2,210,432,154)		2,179,761,875
Asset-Backed Securities - 0.3%

Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R10 Class M1, 1.1375% 11/25/34 (c)	1,375,000	618,020
Countrywide Asset-Backed Certificates Trust Series 2007-11 Class 2A1, 0.4975% 6/25/47 (c)	2,573,622	2,265,759
Fremont Home Loan Trust Series 2006-A Class 2A2, 0.5375% 5/25/36 (c)	682,915	654,674
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust Series 2003-8 Class M1, 1.5175% 4/25/34 (c)	$ 953,660	$ 381,870
Morgan Stanley Home Equity Loans Trust Series 2006-3 Class A2, 0.5475% 4/25/36 (c)	731,099	713,969
Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 1.6875% 5/25/35 (c)	569,000	20,777
Residential Asset Securities Corp. Series 2005-AHL1 Class A2, 0.7075% 7/25/35 (c)	2,821,613	2,328,647
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 2.0375% 8/25/34 (c)	242,453	170,226
TOTAL ASSET-BACKED SECURITIES (Cost $9,225,514)		7,153,942
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 5.2881% 11/25/33 (c)	455,603	360,346
Series 2004-D Class 2A1, 3.6149% 5/25/34 (c)	178,586	134,727
Series 2005-H Class 1A1, 5.3265% 9/25/35 (c)	182,581	118,890
Chase Mortgage Finance Trust Series 2007-A1:
Class 1A5, 4.9328% 2/25/37 (c)	10,227	7,544
Class 2A1, 4.1347% 2/25/37 (c)	116,436	100,717
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 4.7967% 8/15/41 (a)(c)	2,463,442	1,688,214
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,304,483)		2,410,438
Cash Equivalents - 1.6%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Government Obligations) # (Cost $34,211,000)	$ 34,211,145	34,211,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $2,257,173,151)		2,223,537,255
NET OTHER ASSETS - (1.0)%		(22,874,633)
NET ASSETS - 100%		$ 2,200,662,622
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (b)

	Oct. 2034	$ 208,173	$ (160,624)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (b)	Sept. 2034	166,315	(156,564)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Baa2) (b)	August 2034	136,018	(103,665)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (b)	Oct. 2034	169,226	(90,686)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (b)	April 2032	50,104	(40,606)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (b)

	March 2034	$ 26,238	$ (2,382)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-Ba2) (b)	Feb. 2034	1,089	(1,041)
		$ 757,163	$ (555,568)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,688,214 or 0.1% of net assets.

(b) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's® Investor Services, Inc. Where Moody's ratings are not available, S&P® ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$34,211,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 6,067,821
Barclays Capital, Inc.	970,641
Credit Suisse Securities (USA) LLC	1,260,782
Deutsche Bank Securities, Inc.	12,812,455
HSBC Securities (USA), Inc.	9,706,405
Mizuho Securities USA, Inc.	970,641
Societe Generale, New York Branch	2,422,255
$ 34,211,000
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,223,537,255	$ -	$ 2,220,569,811	$ 2,967,444
Other Financial Instruments*	$ (555,568)	$ -	$ (131,293)	$ (424,275)
* Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
	Investments in Securities	Other Financial Instruments
Beginning Balance	$ -	$ (452,404)
Total Realized Gain (Loss)	85,608	-*
Total Unrealized Gain (Loss)	(785,450)	369,341
Cost of Purchases	5,117,318	-
Proceeds of Sales	(2,445,930)	-
Amortization/Accretion	4,638	-
Transfer in/out of Level 3	991,260	(341,212)
Ending Balance	$ 2,967,444	$ (424,275)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled ($399,891).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	99.0%
AAA,AA,A	0.3%
BB	0.1%
Short-Term Investments and Net Other Assets	0.6%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent changes.

Income Tax Information

At March 31, 2009, the fund had a capital loss carryforward of approximately $85,667,969 of which $4,603,298, $22,760,042, $5,092,858 and $53,211,771 will expire on March 31, 2014, 2015, 2016 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $31,554,631 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009

Assets
Investment in securities, at value (including repurchase agreements of $34,211,000) - See accompanying schedule: Unaffiliated issuers (cost $2,257,173,151)		$ 2,223,537,255
Cash		803
Receivable for investments sold		90,088,545
Receivable for swap agreements		3,781
Receivable for fund shares sold		4,495,522
Interest receivable		10,408,861
Receivable from investment adviser for expense reductions		13,740
Other receivables		4,065
Total assets		2,328,552,572

Liabilities
Payable for investments purchased	$ 122,454,395
Payable for fund shares redeemed	3,834,814
Unrealized depreciation on swap agreements	555,568
Accrued management fee	603,875
Distribution fees payable	160,118
Other affiliated payables	281,180
Total liabilities		127,889,950

Net Assets		$ 2,200,662,622
Net Assets consist of:
Paid in capital		$ 2,348,880,198
Undistributed net investment income		14,161,558
Accumulated undistributed net realized gain (loss) on investments		(128,187,670)
Net unrealized appreciation (depreciation) on investments		(34,191,464)
Net Assets		$ 2,200,662,622

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

April 30, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($158,699,868 ÷ 14,826,823 shares)	$ 10.70

Maximum offering price per share (100/96.00 of $10.70)	$ 11.15
Class T: Net Asset Value and redemption price per share ($61,846,986 ÷ 5,770,501 shares)	$ 10.72

Maximum offering price per share (100/96.00 of $10.72)	$ 11.17
Class B: Net Asset Value and offering price per share ($42,748,248 ÷ 3,999,484 shares)A	$ 10.69

Class C: Net Asset Value and offering price per share ($99,082,702 ÷ 9,282,322 shares)A	$ 10.67

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($1,767,415,177 ÷ 164,474,013 shares)	$ 10.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($70,869,641 ÷ 6,610,753 shares)	$ 10.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended April 30, 2009

Investment Income
Interest		$ 42,030,655
Inflation principal income		13,590,722
Total income		55,621,377

Expenses
Management fee	$ 7,573,918
Transfer agent fees	2,784,964
Distribution fees	1,880,231
Fund wide operations fee	742,001
Independent trustees' compensation	9,415
Miscellaneous	9,436
Total expenses before reductions	12,999,965
Expense reductions	(173,676)	12,826,289
Net investment income		42,795,088
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(60,103,656)
Swap agreements	8,599,081
Total net realized gain (loss)		(51,504,575)
Change in net unrealized appreciation (depreciation) on: Investment securities	(79,685,519)
Swap agreements	(11,902,841)
Total change in net unrealized appreciation (depreciation)		(91,588,360)
Net gain (loss)		(143,092,935)
Net increase (decrease) in net assets resulting from operations		$ (100,297,847)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended April 30, 2009	Year ended April 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 42,795,088	$ 92,133,211
Net realized gain (loss)	(51,504,575)	(34,996,972)
Change in net unrealized appreciation (depreciation)	(91,588,360)	60,007,619
Net increase (decrease) in net assets resulting from operations	(100,297,847)	117,143,858
Distributions to shareholders from net investment income	(21,051,158)	(34,611,290)
Distributions to shareholders from net realized gain	(33,701,568)	(52,326,324)
Total distributions	(54,752,726)	(86,937,614)
Share transactions - net increase (decrease)	(110,070,130)	795,454,553
Total increase (decrease) in net assets	(265,120,703)	825,660,797

Net Assets
Beginning of period	2,465,783,325	1,640,122,528
End of period (including undistributed net investment income of $14,161,558 and undistributed net investment income of $966,176, respectively)	$ 2,200,662,622	$ 2,465,783,325

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended April 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.22	$ 10.92	$ 10.65	$ 11.48	$ 10.92
Income from Investment Operations
Net investment income C	.171	.538	.434	.500	.407
Net realized and unrealized gain (loss)	(.456)	.306	.137	(.676)	.620
Total from investment operations	(.285)	.844	.571	(.176)	1.027
Distributions from net investment income	(.077)	(.194)	(.209)	(.154)	(.132)
Distributions from net realized gain	(.158)	(.350)	(.092)	(.453)	(.335)
Return of capital	-	-	-	(.047)	-
Total distributions	(.235)	(.544)	(.301)	(.654)	(.467)
Net asset value, end of period	$ 10.70	$ 11.22	$ 10.92	$ 10.65	$ 11.48
Total Return A, B	(2.57)%	7.96%	5.43%	(1.62)%	9.58%
Ratios to Average Net Assets D, F
Expenses before reductions	.78%	.80%	.71%	.70%	.81%
Expenses net of fee waivers, if any	.75%	.75%	.66%	.65%	.65%
Expenses net of all reductions	.75%	.75%	.65%	.65%	.65%
Net investment income	1.59%	4.87%	4.02%	4.50%	3.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 158,700	$ 142,814	$ 68,710	$ 86,364	$ 75,422
Portfolio turnover rate E	43%	35%	34%	71%	117%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended April 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 10.93	$ 10.66	$ 11.49	$ 10.93
Income from Investment Operations
Net investment income C	.172	.538	.424	.489	.397
Net realized and unrealized gain (loss)	(.457)	.316	.137	(.676)	.619
Total from investment operations	(.285)	.854	.561	(.187)	1.016
Distributions from net investment income	(.077)	(.194)	(.199)	(.143)	(.121)
Distributions from net realized gain	(.158)	(.350)	(.092)	(.453)	(.335)
Return of capital	-	-	-	(.047)	-
Total distributions	(.235)	(.544)	(.291)	(.643)	(.456)
Net asset value, end of period	$ 10.72	$ 11.24	$ 10.93	$ 10.66	$ 11.49
Total Return A, B	(2.56)%	8.05%	5.32%	(1.71)%	9.47%
Ratios to Average Net Assets D, F
Expenses before reductions	.80%	.79%	.78%	.78%	.90%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.75%
Net investment income	1.59%	4.86%	3.92%	4.40%	3.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,847	$ 77,332	$ 65,833	$ 86,613	$ 84,596
Portfolio turnover rate E	43%	35%	34%	71%	117%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended April 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.23	$ 10.92	$ 10.65	$ 11.48	$ 10.92
Income from Investment Operations
Net investment income C	.101	.466	.354	.418	.324
Net realized and unrealized gain (loss)	(.453)	.316	.137	(.678)	.619
Total from investment operations	(.352)	.782	.491	(.260)	.943
Distributions from net investment income	(.030)	(.122)	(.129)	(.070)	(.048)
Distributions from net realized gain	(.158)	(.350)	(.092)	(.453)	(.335)
Return of capital	-	-	-	(.047)	-
Total distributions	(.188)	(.472)	(.221)	(.570)	(.383)
Net asset value, end of period	$ 10.69	$ 11.23	$ 10.92	$ 10.65	$ 11.48
Total Return A, B	(3.17)%	7.36%	4.65%	(2.36)%	8.76%
Ratios to Average Net Assets D, F
Expenses before reductions	1.49%	1.50%	1.49%	1.49%	1.61%
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income	.94%	4.21%	3.27%	3.75%	2.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,748	$ 44,776	$ 35,826	$ 48,972	$ 56,052
Portfolio turnover rate E	43%	35%	34%	71%	117%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended April 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.22	$ 10.91	$ 10.64	$ 11.47	$ 10.91
Income from Investment Operations
Net investment income C	.090	.455	.343	.406	.312
Net realized and unrealized gain (loss)	(.459)	.316	.137	(.677)	.619
Total from investment operations	(.369)	.771	.480	(.271)	.931
Distributions from net investment income	(.023)	(.111)	(.118)	(.059)	(.036)
Distributions from net realized gain	(.158)	(.350)	(.092)	(.453)	(.335)
Return of capital	-	-	-	(.047)	-
Total distributions	(.181)	(.461)	(.210)	(.559)	(.371)
Net asset value, end of period	$ 10.67	$ 11.22	$ 10.91	$ 10.64	$ 11.47
Total Return A, B	(3.33)%	7.26%	4.55%	(2.46)%	8.66%
Ratios to Average Net Assets D, F
Expenses before reductions	1.54%	1.55%	1.54%	1.55%	1.67%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	.84%	4.11%	3.17%	3.65%	2.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 99,083	$ 90,060	$ 51,205	$ 74,329	$ 71,407
Portfolio turnover rate E	43%	35%	34%	71%	117%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Inflation-Protected Bond

Years ended April 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 10.94	$ 10.67	$ 11.50	$ 10.94
Income from Investment Operations
Net investment income B	.205	.573	.457	.525	.426
Net realized and unrealized gain (loss)	(.457)	.324	.136	(.679)	.618
Total from investment operations	(.252)	.897	.593	(.154)	1.044
Distributions from net investment income	(.100)	(.227)	(.231)	(.176)	(.149)
Distributions from net realized gain	(.158)	(.350)	(.092)	(.453)	(.335)
Return of capital	-	-	-	(.047)	-
Total distributions	(.258)	(.577)	(.323)	(.676)	(.484)
Net asset value, end of period	$ 10.75	$ 11.26	$ 10.94	$ 10.67	$ 11.50
Total Return A	(2.27)%	8.46%	5.63%	(1.42)%	9.73%
Ratios to Average Net Assets C, E
Expenses before reductions	.45%	.45%	.45%	.47%	.63%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.50%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.50%
Net investment income	1.89%	5.17%	4.22%	4.70%	3.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,767,415	$ 2,008,504	$ 1,307,686	$ 1,400,656	$ 1,579,697
Portfolio turnover rate D	43%	35%	34%	71%	117%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.23	$ 10.92	$ 10.65	$ 11.48	$ 10.92
Income from Investment Operations
Net investment income B	.197	.565	.452	.517	.425
Net realized and unrealized gain (loss)	(.452)	.318	.137	(.676)	.619
Total from investment operations	(.255)	.883	.589	(.159)	1.044
Distributions from net investment income	(.097)	(.223)	(.227)	(.171)	(.149)
Distributions from net realized gain	(.158)	(.350)	(.092)	(.453)	(.335)
Return of capital	-	-	-	(.047)	-
Total distributions	(.255)	(.573)	(.319)	(.671)	(.484)
Net asset value, end of period	$ 10.72	$ 11.23	$ 10.92	$ 10.65	$ 11.48
Total Return A	(2.30)%	8.34%	5.60%	(1.47)%	9.74%
Ratios to Average Net Assets C, E
Expenses before reductions	.50%	.49%	.49%	.50%	.61%
Expenses net of fee waivers, if any	.50%	.49%	.49%	.50%	.50%
Expenses net of all reductions	.50%	.49%	.49%	.50%	.50%
Net investment income	1.84%	5.13%	4.18%	4.65%	3.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,870	$ 102,297	$ 110,863	$ 84,666	$ 78,096
Portfolio turnover rate D	43%	35%	34%	71%	117%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2009

1. Organization.

Fidelity Inflation-Protected Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Inflation-Protected Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Inflation income is distributed as a short-term capital gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, capital loss carryforwards, certain losses related to deflation adjustments on U.S. Treasury Inflation-indexed securities, and losses deferred due to wash sales and excise tax regulations.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund changed its tax year end to March 31 from April 30. The tax-basis components of distributable earnings and the federal tax cost as of the Fund's tax year end of March 31, 2009 were as follows:

Unrealized appreciation	$ 51,245,625
Unrealized depreciation	(36,456,985)
Net unrealized appreciation (depreciation)	14,788,640
Undistributed ordinary income	76
Capital loss carryforward	(85,667,969)
Cost for federal income tax purposes	$ 2,248,686,192

The tax character of distributions paid was as follows:

	March 31, 2009	April 30, 2008
Ordinary Income	$ 54,752,726	$ 86,937,614

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Treasury Inflation-Protected Securities. The Fund invests in Treasury Inflation-Protected Securities ("TIPS"), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Annual Report

Notes to Financial Statements - continued

3. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade

Annual Report

3. Operating Policies - continued

Swap Agreements - continued

or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $757,163 representing .03% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $31,969,490 and $67,263,589, respectively.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 379,928	$ 20,908
Class T	.00%	.25%	166,850	-
Class B	.65%	.25%	401,128	291,883
Class C	.75%	.25%	932,325	271,242
			$ 1,880,231	$ 584,033

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 77,413
Class T	10,290
Class B*	124,028
Class C*	47,617
$ 259,348

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Inflation-Protected Bond. FIIOC receives an asset-based fee of .10% of Inflation-Protected Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 277,056.18
Class T	132,333.20
Class B	108,240.24
Class C	179,200.19
Inflation-Protected Bond	1,887,870.10
Institutional Class	200,265.15
	$ 2,784,964

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,436 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	.75%	$ 48,815
Class T	.75%	31,956
Class B	1.40%	41,153
Class C	1.50%	39,441
		$ 161,365

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,027. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Inflation-Protected Bond	$ 10,284

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2009	2008
From net investment income
Class A	$ 1,090,782	$ 1,481,389
Class T	493,218	1,124,839
Class B	125,569	385,515
Class C	194,211	516,543
Inflation-Protected Bond	18,030,846	29,088,901
Institutional Class	1,116,532	2,014,103
Total	$ 21,051,158	$ 34,611,290
From net realized gain
Class A	$ 2,077,368	$ 2,569,563
Class T	972,450	1,895,443
Class B	628,452	1,062,348
Class C	1,281,090	1,586,132
Inflation-Protected Bond	27,080,662	42,392,487
Institutional Class	1,661,546	2,820,351
Total	$ 33,701,568	$ 52,326,324

Annual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2009	2008	2009	2008
Class A
Shares sold	10,628,037	9,280,212	$ 115,683,550	$ 104,436,260
Reinvestment of distributions	250,030	324,758	2,732,165	3,551,899
Shares redeemed	(8,775,155)	(3,175,953)	(93,481,658)	(35,445,631)
Net increase (decrease)	2,102,912	6,429,017	$ 24,934,057	$ 72,542,528
Class T
Shares sold	3,018,881	4,670,804	$ 33,006,827	$ 52,712,717
Reinvestment of distributions	125,639	263,978	1,378,081	2,882,880
Shares redeemed	(4,255,338)	(4,078,414)	(46,025,012)	(45,325,978)
Net increase (decrease)	(1,110,818)	856,368	$ (11,640,104)	$ 10,269,619
Class B
Shares sold	1,852,668	1,667,693	$ 20,285,159	$ 18,878,307
Reinvestment of distributions	55,126	110,073	605,567	1,199,159
Shares redeemed	(1,894,895)	(1,071,395)	(20,231,408)	(11,811,011)
Net increase (decrease)	12,899	706,371	$ 659,318	$ 8,266,455
Class C
Shares sold	5,136,305	4,856,856	$ 55,936,441	$ 55,208,311
Reinvestment of distributions	103,348	149,118	1,134,504	1,622,401
Shares redeemed	(3,983,862)	(1,672,018)	(42,664,908)	(18,431,367)
Net increase (decrease)	1,255,791	3,333,956	$ 14,406,037	$ 38,399,345
Inflation-Protected Bond
Shares sold	113,902,114	112,072,243	$ 1,245,455,216	$ 1,267,395,964
Reinvestment of distributions	3,915,470	6,221,270	42,926,789	68,219,202
Shares redeemed	(131,783,366)	(59,335,538)	(1,401,272,531)	(659,119,999)
Net increase (decrease)	(13,965,782)	58,957,975	$ (112,890,526)	$ 676,495,167
Institutional Class
Shares sold	11,934,689	3,919,607	$ 128,651,073	$ 43,760,658
Reinvestment of distributions	85,972	119,423	938,829	1,306,496
Shares redeemed	(14,516,794)	(5,081,951)	(155,128,814)	(55,585,715)
Net increase (decrease)	(2,496,133)	(1,042,921)	$ (25,538,912)	$ (10,518,561)

Annual Report

Notes to Financial Statements - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Inflation-Protected Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of April 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Inflation-Protected Bond Fund as of April 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 19, 2009

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 161 funds advised by FMR or an affiliate. Mr. Johnson oversees 360 funds advised by FMR or an affiliate. Mr. Curvey oversees 383 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related. Ms. Abigail P. Johnson is Mr. Edward C. Johnson 3d's daughter.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related. Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe currently serves as a member of the Board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006) and Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Ms. Johnson may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (55)

Year of Election or Appointment: 2008

Member of the Advisory Board. Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Member of the Advisory Board. Ms. Johnson also serves as Trustee and Chairman of the Board of Trustees (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). Ms. Johnson is President and a Director of Fidelity Investments Money Management, Inc., FMR Co., Inc., and a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related. Mr. Edward C. Johnson 3d is Ms. Johnson's father.

John R. Hebble (50)
Year of Election or Appointment: 2008 President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments.
Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008- present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007- 2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005).

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AIFBI-UANN-0609
1.784720.106

Item 2. Code of Ethics

As of the end of the period, April 30, 2009, Fidelity Fixed-Income Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Inflation-Protected Bond Fund (the "Fund"):

Services Billed by Deloitte Entities

April 30, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Inflation-Protected Bond Fund	$53,000	$-	$5,600	$-

April 30, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Inflation-Protected Bond Fund	$58,000	$-	$5,600	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	April 30, 2009A	April 30, 2008A
Audit-Related Fees	$815,000	$200,000
Tax Fees	$2,000	$-
All Other Fees	$445,000	$435,000B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	April 30, 2009 A	April 30, 2008 A
Deloitte Entities	$1,480,000	$730,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 25, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 25, 2009